Risk/Return Detail Data - HSAFunds-ComboPRO	Nov. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Charles Street Trust
HSAFunds-ComboPRO | Moderate with Income Allocation Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Moderate with Income Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Moderate with Income Allocation Fund seeks high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2026.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from February 9, 2022 to September 30, 2022, the fund's portfolio turnover rate was 11 % annualized of the average value of its portfolio.
Portfolio Turnover, Rate	11.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in a combination of two Fidelity® equity index funds (U.S. and international) and two Fidelity® investment-grade bond index funds. Allocating assets among underlying Fidelity® index funds according to an asset allocation of approximately:
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders. Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
HSAFunds-ComboPRO | Moderate with Income Allocation Fund | Moderate with Income Allocation Fund
Risk/Return:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.12%	[1]
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.02%	[1]
1 year	$ 2
3 years	6
5 years	32
10 years	$ 118

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through January 31, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.